Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2020		$ 30,000	$ 2,934,595	$ 3,428,173	$ 36,611	$ 6,429,379
Balance (in Shares) at Mar. 31, 2020	[1]	30,000,000
Net income				5,044,670		5,044,670
Dividend declared				(4,699,617)		(4,699,617)
Foreign currency translation adjustment					(20,245)	(20,245)
Balance at Mar. 31, 2021		$ 30,000	2,934,595	3,773,226	16,366	6,754,187
Balance (in Shares) at Mar. 31, 2021	[1]	30,000,000
Net income				3,491,305		3,491,305
Foreign currency translation adjustment					(50,390)	(50,390)
Balance at Mar. 31, 2022		$ 30,000	2,934,595	7,264,531	(34,024)	10,195,102
Balance (in Shares) at Mar. 31, 2022	[1]	30,000,000
Net income				3,397,743		3,397,743
Foreign currency translation adjustment					115,501	115,501
Balance at Mar. 31, 2023		$ 35,005	25,172,567	10,662,274	81,477	35,951,323
Balance (in Shares) at Mar. 31, 2023	[1]	35,050,000
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost		$ 5,000	22,487,840			22,492,840
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost (in Shares)	[1]	5,000,000
Share-based compensation		$ 5	50,132			50,137
Share-based compensation (in Shares)	[1]	4,635
Repurchase of warrants			$ (300,000)			$ (300,000)

[1]	Retrospectively restated for effect of share reorganization (see Note 11).